Summary of Significant Accounting Policies - Rollforward of the allowance for credit losses (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Nature of Operations, Background, and Basis of Presentation [Abstract].
Accounts receivable, allowance for credit loss, beginning balance	$ 0	$ 75	$ 75
Credit loss expense (recovery)	$ 30	$ (45)	17	$ 75
Write-offs			(92)
Accounts receivable, allowance for credit loss, ending balance			$ 0	$ 75